LIFE SETTLEMENT POLICIES - Fair Value (Details)	Dec. 31, 2023 USD ($) insurance_contract	Dec. 31, 2022 USD ($) insurance_contract
Policies
0-1 | insurance_contract	2
1-2 | insurance_contract	6
2-3 | insurance_contract	13
3-4 | insurance_contract	41
4-5 | insurance_contract	29
Thereafter | insurance_contract	196
Policies | insurance_contract	287	35
Face Value
0-1	$ 383,461
1-2	4,391,193
2-3	20,692,550
3-4	66,017,222
4-5	57,814,969
Thereafter	371,204,315
Face Value	520,503,710	$ 40,092,154
Fair Value
0-1	315,248
1-2	1,590,513
2-3	10,850,243
3-4	22,744,161
4-5	19,326,245
Thereafter	67,470,149
Fair Value	$ 122,296,559	$ 13,809,352